RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Maturity (Details) $ in Thousands	Jan. 02, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 133,161
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	21,221
One to five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	50,585
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 61,355